CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	¥ 244,412	¥ 224,284
Intangible assets	687,194	917,063
Deferred tax assets	683,218	564,562
Financial assets measured at amortized cost from virtual bank	674	25,283
Investments accounted for using the equity method	185,346	175,733
Financial assets at fair value through other comprehensive income	640,501	21,828
Contract assets	868	16,788
Total non-current assets	2,442,213	1,945,541
Current assets
Trade receivables	891,174	838,690
Contract assets	227,895	257,830
Prepayments and other receivables	752,667	443,328
Financial assets measured at amortized cost from virtual bank	12,711	576,305
Financial assets at fair value through other comprehensive income	482,497
Financial assets at fair value through profit or loss	2,071,653	1,487,871
Restricted cash	1,060,427	2,280,499
Cash and cash equivalents	1,399,370	3,055,194
Total current assets	6,898,394	8,939,717
Total assets	9,340,607	10,885,258
Equity
Share capital	78	78
Shares held for share incentive scheme	(80,102)	(87,714)
Other reserves	10,512,631	10,639,931
Accumulated losses	(6,638,625)	(5,356,926)
Equity attributable to equity owners of the Company	3,793,982	5,195,369
Non-controlling interests	41,100	89,914
Total equity	3,835,082	5,285,283
Non-current liabilities
Trade and other payables	313,834	395,514
Contract liabilities	19,418	17,683
Deferred tax liabilities	9,861	20,080
Total non-current liabilities	343,113	433,277
Current liabilities
Trade and other payables	2,137,099	1,547,781
Payroll and welfare payables	515,067	625,330
Contract liabilities	153,844	138,547
Short-term borrowings	815,260	2,283,307
Customer deposits	1,350,171	405,853
Derivative financial liabilities	190,971	165,880
Total current liabilities	5,162,412	5,166,698
Total liabilities	5,505,525	5,599,975
Total equity and liabilities	¥ 9,340,607	¥ 10,885,258